Long-Term Time Deposits and Held-to-Maturity Investments - Summary of Classification of Long Term Time Deposits and Held-to-Maturity Investments (Detail) - Long Term Time Deposits And Held To Maturity Investments [Member] - Corporate Debt Securities
¥ in Millions, $ in Millions
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Cost or amortized cost less allowance for credit losses	¥ 123,862		¥ 98,535
Gross unrecognized holding gains	1,411		1,290
Gross unrecognized holding losses	(225)		(756)
Fair value	¥ 125,048	$ 17,882	¥ 99,069